Average Annual Total Returns		12 Months Ended	51 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.99%
FT Vest U.S. Equity Deep Buffer ETF - October
Prospectus [Line Items]
Average Annual Return, Percent		8.05%	6.76%
Performance Inception Date	Oct. 16, 2020
FT Vest U.S. Equity Deep Buffer ETF - October | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.05%	6.76%
FT Vest U.S. Equity Deep Buffer ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.77%	5.27%